Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - Additional information (Details) - Dec. 31, 2017 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	NOK (kr)	HKD ($)	GBP (£)	USD ($)	EUR (€)
Later than five years and not later than six years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 1,110
Later than seven years and not later than eight years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 262
Later than seven years and not later than eight years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	kr 500
Later than ten years and not later than eleven years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			500
Later than twelve years and not later than thirteen years [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					€ 100
Later than thirteen years and not later than fourteen years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 2,450
Later than sixteen years and not later than seventeen years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			250
Later than twenty-four years and not later than twenty-five years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				900
Later than twenty-six years and not later than twenty-seven years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 850
Later than thirty-two years and not later than thirty-three years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 125